GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	3 Months Ended
Mar. 31, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain on sale of assets and amortization of deferred gains in the three months ended March 31, 2013 and March 31, 2012 are summarized as follows:

(in thousands of $)	2013	2012
Net gain on lease terminations	7,410	9,374
Loss on sale of assets	—	(2,211)
Amortization of deferred gains	1,801	3,787
	9,211	10,950